Inventories	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2023	2022
Finished goods	$117,992	$105,873
Raw and packaging materials	62,819	62,466
Work in progress	39,706	36,367
Other	6,152	5,733
	$226,669	$210,439

As of March 31, 2023 and 2022, reserves recorded against inventories for slow-moving, short-dated, excess, and obsolete inventory totaled $61,816 and $49,889, respectively.

As of March 31, 2023 and 2022, there were no pledges of inventory.